November 22, 2021

Ryan Sutcliffe, Esquire
U.S. Securities & Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re: T. Rowe Price U.S. Equity Research Fund, Inc. (“Registrant”)

  consisting of the following series and classes:

   T. Rowe Price U.S. Equity Research Fund—Investor Class

   T. Rowe Price U.S. Equity Research Fund—I Class

   T. Rowe Price U.S. Equity Research Fund—Advisor Class

   T. Rowe Price U.S. Equity Research Fund—R Class

   T. Rowe Price U.S. Equity Research Fund—Z Class

  (collectively “Fund”)

  File Nos.: 033-56015/811-07225

Dear Mr. Sutcliffe:

This letter is being filed in accordance with Rule 497(j) of the Securities Act of 1933. There were no changes to the prospectus and Statement of Additional Information (“SAI”) that was filed under Rule 485(b) on November 17, 2021.

The Fund’s prospectus and SAI were declared effective on November 22, 2021.

If you have any questions about this filing, please give me a call at 410-345-4981 or, in my absence, Brian R. Poole at 410-345-6646.

Sincerely,

/s/Tawanda L. Cottman
Tawanda L. Cottman